Risk management (Details 6) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	$ (24,169,000,000)	$ (24,590,000,000)
Recognized in Other comprehensive income	3,447,000,000	(2,605,000,000)
Reclassified to the statement of income occurred exports	3,215	3,026
Ending balance	(17,507,000,000)	(24,169,000,000)
Tax Effect [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,452,000,000	12,667,000,000
Recognized in Other comprehensive income	(1,776,000,000)	1,344,000,000
Reclassified to the statement of income occurred exports	(1,656)	(1,559)
Ending balance	9,020,000,000	12,452,000,000
Reserve of exchange differences on translation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(36,621,000,000)	(37,257,000,000)
Recognized in Other comprehensive income	5,223,000,000	(3,949,000,000)
Reclassified to the statement of income occurred exports	4,871	4,585
Ending balance	$ (26,527,000,000)	$ (36,621,000,000)